Lease Operations - Lessee	12 Months Ended
Dec. 31, 2023
Operations
Lease Operations - Lessee

Note 12 - Lease Operations - Lessee

The accounting policy on lease operations (lessee) is presented in Note 2c VII.

During the period ended 12/31/2023, total cash outflow with lease amounted to R$ 1,470 and lease agreements in the amount of R$ 232 were renewed. There are no relevant sublease agreements.

Total liabilities in accordance with remaining contractual maturities, considering their undiscounted flows, are presented below:

	12/31/2023	12/31/2022
Up to 3 months	275	283
3 months to 1 year	706	790
From 1 to 5 years	2,588	2,716
Over 5 years	1,197	930
Total Financial Liability	4,766	4,719

Lease amounts recognized in the Consolidated Statement of Income:

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Sublease revenues	26	26	16
Depreciation expenses	(863)	(951)	(1,279)
Interest expenses	(367)	(414)	(302)
Lease expenses for low value assets	(104)	(102)	(84)
Variable expenses not include in lease liabilities	(57)	(58)	(68)
Total	(1,365)	(1,499)	(1,717)

In the periods from 01/01 to 12/31/2023, from 01/01 to 12/31/2022 and from 01/01 to 12/31/2021, there was no impairment adjustment.